RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Nov. 09, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 545,958			$ 550,000	$ 2,915,000
Amortization of Debt Discount (Premium)			55,948	223,419	751,126
Aztec [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					522,891
Debt Conversion, Accrued Interest, Amount					30,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					3,686,634
Stock Redeemed or Called During Period, Shares (in Shares)					3,686,634
Amortization of Debt Discount (Premium)					254,162
Assure [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		6,750		29,940
Due to Related Parties		2,250		2,250
Payments for Fees				95,000
Merriman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 30,000		$ 120,000